Trade payables and short-term contract liabilities - Trade payables break down (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade payables and short-term contract liabilities
Trade payables	€ 26,017	€ 32,862	€ 37,679
Accrued expenses	16,200	20,700	12,900
Accrued liabilities relating to scientific projects	14,500
Decrease in trade accounts payable	(6,800)
Due in 30 days
Trade payables and short-term contract liabilities
Trade payables	24,770	30,938	24,995
Due in 30-60 days
Trade payables and short-term contract liabilities
Trade payables	€ 1,247	€ 1,925	€ 12,684